Supplement to the
Fidelity® Inflation-Protected Bond Fund
Class A, Class T, Class B and Class C
May 28, 2016
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AIFB-SUM-17-01 1.9881429.100	March 1, 2017